Leases - Summary of Contractual Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	$ 216,190	$ 256,305
Less than 1 Year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	37,330	39,591
1-3 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	67,177	73,833
3-5 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	49,449	63,462
More than 5 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	$ 62,234	$ 79,419